DISCLOSURE ON RELATED PARTIES TRANSACTION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure on related parties transactions [Abstract]
Percent of issued and outstanding shares owned	9.85%
Consideration of the pro-rata initail purchase price	$ 5,000
Additional amounts owed to Shimon Eckhouse and other RBT shareholders	5,000
Certain milestone payments owed to Shimon Eckhouse and other RBT shareholders	$ 15,240
Percent of annual sales due to Shimon Eckhouse and other RBT shareholders	2.019%